Inventories, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventories, Net [Abstract]
Inventory write-down	$ 109	$ 890	$ 16,107
Inventory write-off	$ 443